Parent entity information - Statement of financial position (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Nov. 30, 2016	Sep. 05, 2016	Jul. 01, 2016	Jun. 30, 2016	Jun. 30, 2015
Disclosure of parent entity information [line items]
Total current assets	$ 9,260,000	$ 19,480,000
Total assets	28,175,000	35,910,000
Total current liabilities	3,887,000	5,384,000
Total liabilities	8,933,000	10,572,000
Equity
Contributed equity	31,576,000	193,769,000	$ (162,223,185)	$ 29,600	$ 42,000	$ 191,301,217
Other contributed equity	464,000	600,000
Reserves	1,843,000	1,930,000
Accumulated losses	(14,641,000)	(170,961,000)
Total equity	19,242,000	25,338,000					$ 33,391,000	$ 44,362,000
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	7,902,000	17,356,000
Total assets	26,818,000	33,894,000
Total current liabilities	1,714,000	3,538,000
Total liabilities	6,760,000	8,556,000
Equity
Contributed equity	31,576,000	193,769,000
Other contributed equity	464,000	600,000
Reserves	2,206,000	2,041,000
Accumulated losses	(14,188,000)	(171,072,000)
Total equity	$ 20,058,000	$ 25,338,000